BORROWINGS - Schedule of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
BORROWINGS
Borrowings	$ 249,729	$ 159,161
Bank borrowings
BORROWINGS
Borrowings	151,648	71,022
Other borrowings
BORROWINGS
Borrowings	98,081	88,139
Secured
BORROWINGS
Borrowings	244,030	150,585
Unsecured
BORROWINGS
Borrowings	5,699	8,576
Variable-rate borrowings
BORROWINGS
Borrowings	95,216	11,162
Fixed-rate borrowings
BORROWINGS
Borrowings	$ 154,513	$ 147,999